UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549




                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company



                   Investment Company Act File Number: 811-32



                           Fundamental Investors, Inc.
               (Exact Name of Registrant as specified in charter)

                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (415) 421-9360

                   Date of fiscal year end: December 31, 2004

                  Date of reporting period: September 30, 2004




                                 Patrick F. Quan
                                    Secretary
                           Fundamental Investors, Inc.
                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky &Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds (r)]


FUNDAMENTAL INVESTORS
Investment portfolio
September 30, 2004                                                    unaudited

                                                                                                                    Market value
COMMON STOCKS -- 91.55%                                                                                  Shares            (000)

ENERGY --  13.21%
Suncor Energy Inc.                                                                                   18,482,411      $   592,517
Royal Dutch Petroleum Co. (New York registered)                                                       8,425,000          434,730
Exxon Mobil Corp.                                                                                     5,000,000          241,650
LUKoil Holding (ADR)                                                                                  1,750,000          218,312
Norsk Hydro ASA                                                                                       2,168,000          158,121
Norsk Hydro ASA (ADR)                                                                                   700,000           51,268
Shell Canada Ltd.                                                                                     3,273,200          179,218
Murphy Oil Corp.                                                                                      1,970,000          170,937
Baker Hughes Inc.                                                                                     3,800,000          166,136
Halliburton Co.                                                                                       4,600,000          154,974
ChevronTexaco Corp.                                                                                   2,000,000          107,280
Unocal Corp.                                                                                          2,164,332           93,066
ConocoPhillips                                                                                        1,000,000           82,850
Burlington Resources Inc.                                                                             2,000,000           81,600
Marathon Oil Corp.                                                                                    1,525,000           62,952
Imperial Oil Ltd.                                                                                     1,189,266           61,497
Occidental Petroleum Corp.                                                                            1,000,000           55,930
                                                                                                                       2,913,038

INDUSTRIALS --  13.03%
Boeing Co.                                                                                            7,300,000          376,826
Deere & Co.                                                                                           5,500,000          355,025
General Electric Co.                                                                                  9,500,000          319,010
Caterpillar Inc.                                                                                      3,600,000          289,620
3M Co.                                                                                                2,600,000          207,922
General Dynamics Corp.                                                                                1,772,900          181,013
Raytheon Co.                                                                                          4,461,372          169,443
Parker Hannifin Corp.                                                                                 2,800,000          164,808
Tyco International Ltd.                                                                               5,125,000          157,132
Emerson Electric Co.                                                                                  2,200,000          136,158
Northrop Grumman Corp.                                                                                2,300,000          122,659
Union Pacific Corp.                                                                                   2,000,000          117,200
Burlington Northern Santa Fe Corp.                                                                    2,100,000           80,451
United Technologies Corp.                                                                               750,000           70,035
Illinois Tool Works Inc.                                                                                357,200           33,280
Allied Waste Industries, Inc.(1)                                                                      2,500,000           22,125
Southwest Airlines Co.                                                                                1,500,000           20,430
Continental Airlines, Inc., Class B(1)                                                                2,300,000           19,596
Bombardier Inc., Class B                                                                              7,500,000           17,319
Lockheed Martin Corp.                                                                                   248,200           13,845
                                                                                                                       2,873,897

MATERIALS --  12.81%
Dow Chemical Co.                                                                                     10,636,700          480,566
Alcoa Inc.                                                                                            7,391,100          248,267
International Paper Co.                                                                               5,500,000          222,255
Weyerhaeuser Co.                                                                                      2,883,000          191,662
BHP Billiton Ltd.                                                                                    17,995,030          187,863
Temple-Inland Inc.                                                                                    2,750,000          184,662
Noranda Inc.                                                                                         10,512,100          183,515
Rio Tinto PLC                                                                                         6,000,000          161,522
E.I. du Pont de Nemours and Co.                                                                       3,550,000          151,940
Freeport-McMoRan Copper & Gold Inc., Class B                                                          3,500,000          141,750
CONSOL Energy Inc.(2)                                                                                 3,700,000          129,093
Potash Corp. of Saskatchewan Inc.                                                                     1,638,400          105,136
Air Products and Chemicals, Inc.                                                                      1,600,000           87,008
Phelps Dodge Corp.                                                                                      800,000           73,624
Inco Ltd.(1)                                                                                          1,632,300           63,741
Massey Energy Co.                                                                                     2,011,700           58,198
Oji Paper Co., Ltd.                                                                                   6,500,000           36,840
Lyondell Chemical Co.                                                                                 1,450,000           32,567
Bowater Inc.                                                                                            700,000           26,733
Georgia-Pacific Corp., Georgia-Pacific Group                                                            698,640           25,116
Norske Skogindustrier ASA, Class A                                                                    1,140,000           20,489
BlueScope Steel Ltd.                                                                                  2,113,020           13,365
                                                                                                                       2,825,912

FINANCIALS --  12.10%
Fannie Mae                                                                                            4,367,800          276,919
American International Group, Inc.                                                                    3,800,000          258,362
Allied Irish Banks, PLC                                                                              12,724,382          213,453
Bank of America Corp.                                                                                 4,496,800          194,846
Washington Mutual, Inc.                                                                               4,700,000          183,676
Bank of Ireland                                                                                      10,165,000          137,047
XL Capital Ltd., Class A                                                                              1,825,000          135,032
Freddie Mac                                                                                           2,025,000          132,111
Cullen/Frost Bankers, Inc.                                                                            2,550,000          118,498
AMP Ltd.                                                                                             25,000,000          113,230
Irish Life & Permanent PLC                                                                            7,000,000          113,077
Equity Residential                                                                                    3,000,000           93,000
Willis Group Holdings Ltd.                                                                            2,200,000           82,280
Nippon Building Fund, Inc.                                                                                8,000           63,100
J.P. Morgan Chase & Co.                                                                               1,550,000           61,581
Independence Community Bank Corp.                                                                     1,366,000           53,342
Wells Fargo & Co.                                                                                       870,000           51,878
Aon Corp.                                                                                             1,767,400           50,795
National Bank of Canada                                                                               1,405,000           48,911
Allstate Corp.                                                                                        1,000,000           47,990
U.S. Bancorp                                                                                          1,500,000           43,350
KBC Bank and Insurance Holding Company NV                                                               620,000           40,370
St. George Bank Ltd.                                                                                  2,450,279           38,923
Banco Popolare di Verona e Novara Scr(l)                                                              2,000,000           35,091
Bank Austria Creditanstalt                                                                              343,000           24,337
Genworth Financial, Inc., Class A(1)                                                                  1,000,000           23,300
Chubb Corp.                                                                                             300,000           21,084
MI Developments Inc., Class A                                                                           500,000           12,650
                                                                                                                       2,668,233

INFORMATION TECHNOLOGY --  10.19%
Microsoft Corp.                                                                                      19,625,000          542,631
Texas Instruments Inc.                                                                               11,963,024          254,573
International Business Machines Corp.                                                                 2,225,000          190,771
Automatic Data Processing, Inc.                                                                       4,400,000          181,808
Cisco Systems, Inc.(1)                                                                                7,000,000          126,700
Motorola, Inc.                                                                                        7,000,000          126,280
Hitachi, Ltd.                                                                                        20,000,000          121,179
Intersil Corp., Class A                                                                               6,475,000          103,147
Sun Microsystems, Inc.(1)                                                                            24,000,000           96,960
Agilent Technologies, Inc.(1)                                                                         4,000,000           86,280
Alcatel Alsthom(1)                                                                                    6,150,000           71,911
Sabre Holdings Corp., Class A                                                                         2,645,304           64,889
Hewlett-Packard Co.                                                                                   3,000,000           56,250
Maxim Integrated Products, Inc.                                                                       1,250,000           52,862
Linear Technology Corp.                                                                               1,000,000           36,240
Electronic Data Systems Corp.                                                                         1,700,000           32,963
Ceridian Corp.(1)                                                                                     1,400,000           25,774
Advanced Micro Devices, Inc.(1)                                                                       1,500,000           19,500
Solectron Corp.(1)                                                                                    3,529,040           17,469
Corning Inc.(1)                                                                                       1,520,000           16,842
Murata Manufacturing Co., Ltd.                                                                          300,000           14,465
Google Inc., Class A(1)                                                                                  52,000            6,739
                                                                                                                       2,246,233

CONSUMER DISCRETIONARY --  9.92%
Time Warner Inc.(1)                                                                                  23,815,000          384,374
Lowe's Companies, Inc.                                                                                5,524,900          300,278
Limited Brands, Inc.                                                                                 13,200,000          294,228
News Corp. Ltd., preferred (ADR)                                                                      8,610,000          269,751
Target Corp.                                                                                          4,890,000          221,272
Comcast Corp., Class A(1)                                                                             4,355,000          122,985
Comcast Corp., Class A, special nonvoting stock(1)                                                      500,000           13,960
Toyota Motor Corp.                                                                                    3,000,000          115,175
May Department Stores Co.                                                                             3,000,000           76,890
General Motors Corp.                                                                                  1,800,000           76,464
Magna International Inc., Class A                                                                     1,000,000           74,080
Dow Jones & Co., Inc.                                                                                 1,800,000           73,098
Best Buy Co., Inc.                                                                                    1,100,000           59,664
Dana Corp.                                                                                            2,215,300           39,189
Starbucks Corp.(1)                                                                                      545,000           24,776
Fairmont Hotels & Resorts Inc.                                                                          750,000           20,490
IAC/InterActiveCorp(1)                                                                                  456,000           10,041
Liberty Media Corp., Class A(1)                                                                         915,000            7,979
Liberty Media International, Inc., Class A(1)                                                            55,113            1,839
Antena 3 Television, SA(1)                                                                                9,979              594
                                                                                                                       2,187,127

TELECOMMUNICATION SERVICES --  6.51%
SBC Communications Inc.                                                                              13,250,000          343,838
Verizon Communications Inc.                                                                           5,515,000          217,181
Telefonica, SA (ADR)                                                                                  2,750,000          123,723
Telefonica, SA                                                                                        2,950,000           44,171
China Telecom Corp. Ltd., Class H                                                                   400,000,000          129,550
France Telecom, SA                                                                                    4,800,000          119,647
Vodafone Group PLC (ADR)                                                                              4,325,000          104,276
Vodafone Group PLC                                                                                    5,850,000           14,016
Sprint Corp. -- FON Group                                                                             5,400,000          108,702
KDDI Corp.                                                                                               20,000           97,344
Telecom Italia SpA, nonvoting                                                                        34,200,000           78,619
Deutsche Telekom AG(1)                                                                                2,300,000           42,698
AT&T Corp.                                                                                              800,000           11,456
                                                                                                                       1,435,221

HEALTH CARE --  5.02%
Sanofi-Synthelabo                                                                                     3,350,000          243,102
AstraZeneca PLC (Sweden)                                                                              2,660,000          110,005
AstraZeneca PLC (United Kingdom)                                                                      1,682,800           69,050
AstraZeneca PLC (ADR)                                                                                   893,966           36,769
Eli Lilly and Co.                                                                                     2,850,000          171,143
Bristol-Myers Squibb Co.                                                                              4,350,000          102,965
Schering-Plough Corp.                                                                                 4,200,000           80,052
Merck & Co., Inc.                                                                                     2,000,000           66,000
CIGNA Corp.                                                                                             725,000           50,482
Abbott Laboratories                                                                                     800,000           33,888
Forest Laboratories, Inc.(1)                                                                            700,000           31,486
Pfizer Inc                                                                                            1,000,000           30,600
Aetna Inc.                                                                                              300,000           29,979
Amgen Inc.(1)                                                                                           500,000           28,340
WellPoint Health Networks Inc., Class A(1)                                                              230,000           24,171
                                                                                                                       1,108,032

CONSUMER STAPLES --  4.32%
Altria Group, Inc.                                                                                    8,114,800          381,720
Procter & Gamble Co.                                                                                  1,800,000           97,416
Anheuser-Busch Companies, Inc.                                                                        1,900,000           94,905
PepsiCo, Inc.                                                                                         1,800,000           87,570
Walgreen Co.                                                                                          2,400,000           85,992
ConAgra Foods, Inc.                                                                                   3,100,000           79,701
General Mills, Inc.                                                                                   1,404,200           63,049
Unilever NV (New York registered)                                                                       500,000           28,900
SYSCO Corp.                                                                                             600,000           17,952
Avon Products, Inc.                                                                                     340,000           14,851
                                                                                                                         952,056

UTILITIES --  3.92%
Dominion Resources, Inc.                                                                              3,390,000          221,198
Questar Corp.                                                                                         3,000,000          137,460
Duke Energy Corp.                                                                                     5,175,000          118,456
DTE Energy Co.                                                                                        1,606,900           67,795
KeySpan Corp.                                                                                         1,584,000           62,093
American Electric Power Co., Inc.                                                                     1,902,100           60,791
Public Service Enterprise Group Inc.                                                                  1,000,000           42,600
Pinnacle West Capital Corp.                                                                           1,000,000           41,500
FPL Group, Inc.                                                                                         525,000           35,868
FirstEnergy Corp.                                                                                       569,200           23,383
E.ON AG                                                                                                 300,000           22,143
Tokyo Gas Co., Ltd.                                                                                   6,025,000           21,432
Entergy Corp.                                                                                           150,000            9,092
                                                                                                                         863,811

MISCELLANEOUS -- 0.52%
Other common stocks in initial period of acquisition                                                                     114,000


TOTAL COMMON STOCKS (cost: $17,074,012,000)                                                                           20,187,560

                                                                                                      Shares or
                                                                                               principal amount
CONVERTIBLE SECURITIES -- 1.94%                                                                           (000)

INFORMATION TECHNOLOGY --  0.87%
Sanmina Corp. 0% convertible subordinated debentures 2020                                          $166,000,000           87,565
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                                      7,500,000            7,087
Motorola, Inc. 7.00% convertible preferred 2004                                                         800,000 units     40,064
Agilent Technologies, Inc. 3.00% convertible debentures 2021(2),(3)                                  10,370,000           10,448
Agilent Technologies, Inc. 3.00% convertible debentures 2021(3)                                      15,074,000           15,187
Advanced Micro Devices, Inc. 4.75% convertible debentures 2022(3)                                    24,050,000           23,359
ASML Holding NV 5.50% convertible notes 2010                                                 Euro     6,000,000            8,695
                                                                                                                         192,405

FINANCIALS --  0.47%
Genworth Financial, Inc. 6.00% convertible preferred 2007                                             2,400,000 units     70,080
Chubb Corp. 7.00% convertible preferred 2005                                                          1,200,000 units     33,600
                                                                                                                         103,680

INDUSTRIALS --  0.27%
Northrop Grumman Corp. 7.25% convertible preferred 2004                                                 572,690 units     59,245

MATERIALS --  0.14%
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred(2)                                       31,000           31,333

TELECOMMUNICATION SERVICES --  0.08%
Deutsche Telekom International Finance BV 6.50% convertible bonds 2006                       Euro    12,000,000           17,286

CONSUMER DISCRETIONARY --  0.06%
Interpublic Group of Companies, Inc. 1.87% convertible subordinated notes
   2006(2)                                                                                            8,168,000            7,790
Interpublic Group of Companies, Inc., Series A, 5.375% convertible preferred
   2006                                                                                                 115,300            4,788
                                                                                                                          12,578

ENERGY --  0.05%
Unocal Capital Trust 6.25% convertible preferred 2026                                                   225,000           11,813


TOTAL CONVERTIBLE SECURITIES (cost: $403,501,000)                                                                        428,340


                                                                                               Principal amount
BONDS AND NOTES -- 0.88%                                                                                  (000)

INDUSTRIALS --  0.64%
Northwest Airlines, Inc. 7.625% 2005                                                                    $23,660           23,424
Northwest Airlines, Inc. 8.875% 2006                                                                     58,185           49,166
Northwest Airlines, Inc. 9.875% 2007                                                                     15,335           11,655
Northwest Airlines, Inc. 7.875% 2008                                                                     16,566           11,182
Continental Airlines, Inc. 8.00% 2005                                                                    28,600           26,312
Southwest Airlines Co. 5.25% 2014                                                                        15,000           14,947
Delta Air Lines, Inc., Series 1993-A2, 10.50% 2016(4)                                                    11,500            5,175
                                                                                                                         141,861

CONSUMER DISCRETIONARY --  0.24%
Charter Communications, Inc. 8.25% 2007                                                               $  50,000   $       45,750
Time Warner Inc. 10.15% 2012                                                                              6,000            7,798
                                                                                                                          53,548


TOTAL BONDS AND NOTES (cost: $206,108,000)                                                                               195,409


SHORT-TERM SECURITIES -- 5.78%

Procter & Gamble Co. 1.50%-1.74% due 10/19-11/19/2004(2)                                                127,200          127,020
Wal-Mart Stores Inc. 1.50%-1.74% due 10/5-10/26/2004(2)                                                 101,046          100,966
Bank of America Corp. 1.62% due 10/27/2004                                                               35,000           34,957
Receivables Capital Co., LLC 1.60% due 10/4/2004(2)                                                      25,500           25,495
Ranger Funding Corp. LLC 1.74% due 10/18/2004(2)                                                         17,300           17,285
Variable Funding Capital Corp. 1.66%-1.67% due 10/6-10/8/2004(2)                                         75,000           74,974
Clipper Receivables Co., LLC 1.71%-1.79% due 10/29-11/5/2004(2)                                          75,000           74,887
Edison Asset Securitization LLC 1.53%-1.79% due 10/14-11/19/2004(2)                                      47,500           47,444
General Electric Capital Corp. 1.86% 10/1/04                                                             19,900           19,899
Fannie Mae 1.69%-1.75% due 11/8-11/22/2004                                                               62,500           62,361
U.S. Treasury Bills 1.45%-1.628% due 11/4-12/9/2004                                                      59,300           59,161
Triple-A One Funding Corp. 1.55%-1.66% due 10/4-10/8/2004(2)                                             50,208           50,197
FCAR Owner Trust I 1.56% due 10/13/2004                                                                  50,000           49,971
CAFCO, LLC 1.595% due 10/25/2004(2)                                                                      50,000           49,944
Pfizer Inc 1.50%-1.60% due 10/7-11/12/2004(2)                                                            49,700           49,615
Freddie Mac 1.605%-1.75% due 10/26-11/29/2004                                                            49,000           48,911
Park Avenue Receivable Corp., LLC 1.70% due 10/15/2004(2)                                                41,951           41,921
Abbott Laboratories Inc. 1.46%-1.54% due 10/12-10/26/2004(2)                                             39,800           39,773
Eli Lilly and Co. 1.32% due 10/1/2004(2)                                                                 35,000           34,999
IBM Capital Inc. 1.66%-1.67% due 10/20/2004(2)                                                           31,500           31,471
Hershey Foods Corp. 1.56% due 11/2/2004(2)                                                               30,000           29,955
Anheuser-Busch Cos. Inc. 1.48%-1.65% due 10/1-10/18/2004(2)                                              29,100           29,081
Federal Home Loan Bank 1.54%-1.55% due 10/20-10/22/2004                                                  28,900           28,870
Netjets Inc. 1.59% due 10/29/2004(2)                                                                     25,000           24,967
New Center Asset Trust 1.72% due 11/15/2004                                                              25,000           24,943
Coca-Cola Co. 1.54% due 10/15/2004                                                                       23,700           23,685
Gannett Co. 1.63% due 10/22/2004(2)                                                                      23,600           23,577
Three Pillars Funding, LLC 1.76% due 10/19/2004(2)                                                       18,400           18,383
Private Export Funding Corp. 1.63% due 11/16/2004(2)                                                     15,000           14,966
Hewlett-Packard Co. 1.64% due 10/28/2004(2)                                                              11,800           11,785
PepsiCo Inc 1.68% due 10/20/2004(2)                                                                       2,700            2,698


TOTAL SHORT-TERM SECURITIES (cost: $1,274,182,000)                                                                     1,274,161


TOTAL INVESTMENT SECURITIES (cost: $18,957,803,000)                                                                   22,085,470
Other assets less liabilities                                                                                            (33,531)

NET ASSETS                                                                                                           $22,051,939


(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,100,067, which represented 4.99% of the net assets of the fund.
(3) Coupon rate may change periodically.
(4) Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

ADR = American Depositary Receipts


Federal income tax information                           (dollars in thousands)

Gross unrealized appreciation on investment securities                                                              $  4,174,805
Gross unrealized depreciation on investment securities                                                                (1,057,080)
Net unrealized appreciation on investment securities                                                                   3,117,725
Cost of investment securities for federal income tax purposes                                                         18,967,745


ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                           FUNDAMENTAL INVESTORS, INC.

                                           By /s/ James F. Rothenberg
                                           -------------------------------------
                                           James F. Rothenberg, Chairman and PEO
                                           Date: November 26, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ James F. Rothenberg
---------------------------------------
James F. Rothenberg, Chairman and PEO
Date: November 26, 2004



By /s/ Sheryl F. Johnson
---------------------------------------
Sheryl F. Johnson, Treasurer and PFO
Date: November 26, 2004